Shareholder Report, Line Graph (Details) 193891_Innovator Growth Accelerated Plus ETF - January_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Dec. 31, 2021	Oct. 31, 2025
Innovator Growth Accelerated Plus ETF® - January
Account Value [Line Items]
Line Graph and Table Measure Name					Innovator Growth Accelerated Plus ETF - January NAV
Accumulated Value	$ 9,606	$ 8,208	$ 6,915	$ 10,000	$ 11,517
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					NASDAQ 100 Total Return Index
Accumulated Value	12,481	8,967	7,036	10,000	$ 16,344
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					NASDAQ 100 Index
Accumulated Value	$ 12,188	$ 8,829	$ 6,989	$ 10,000	$ 15,844